Financial Instruments - classification - Gains and losses (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial instruments
Financial Assets	£ 729,869	£ 694,235
Financial Liabilities	683,632	647,745
Bank deposits
Financial instruments
Financial Liabilities	3,715	941
Customer deposits
Financial instruments
Financial Liabilities	1,004	3,774
Trading liabilities
Financial instruments
Financial Liabilities	32,087	25,645
Loans to banks - amortised cost
Financial instruments
Financial Assets	2,162	3,539
Loans to customers - amortised cost
Financial instruments
Financial Assets	683	9
Trading assets
Financial instruments
Financial Assets	£ 28,176	£ 24,759